ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Metros Development Co., Ltd. (“Metros”) was incorporated in Japan on March 29, 2013. In February 2020, Metros completed an acquisition of 100% equity interest of Yuryo Shoji Co. (“Yuryo”), an entity incorporated in Japan in October 2015. The acquisition of Yuryo was accounted for as an asset acquisition. In June 2020, Yuryo ceased by dissolution and transferred all of its assets and liabilities to Metros. As of November 30, 2023, Metros had two wholly owned subsidiaries, Royal House Co., Ltd. (“Royal House”), which was incorporated in Japan in October 2015, and Metros Resort LLC (“Metros Resort”), previously known as Metros 1 LLC, which was incorporated in Japan in February 2020.

Metros and its subsidiaries included in the unaudited consolidated financial statements are collectively referred to herein as the “Company”, “we” and “us” unless specific reference is made to an entity. The Company is engaged in the business of real estate sales, where the Company identifies and purchases unutilized land and buildings from landowners and sells to developers for redevelopment, and purchases small adjacent individual lots in bulk and sells to developers as large lots for development on a larger scale, real estate leasing and brokerage. The Company’s operations are conducted in Japan.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Metros Development Co., Ltd. (“Metros”) was incorporated in Japan on March 29, 2013. In February 2020, Metros completed an acquisition of 100% equity interest of Yuryo Shoji Co. (“Yuryo”), an entity incorporated in Japan in October 2015. The acquisition of Yuryo was accounted for as an asset acquisition. In June 2020, Yuryo ceased by dissolution and transferred all of its assets and liabilities to Metros. As of November 30, 2023, Metros had two wholly owned subsidiaries, Royal House Co., Ltd. (“Royal House”), which was incorporated in Japan in October 2015, and Metros Resort LLC (“Metros Resort”), previously known as Metros 1 LLC, which was incorporated in Japan in February 2020.

Metros and its subsidiaries included in the consolidated financial statements are collectively referred to herein as the “Company”, “we” and “us” unless specific reference is made to an entity. The Company is engaged in the business of real estate sales, where the Company identifies and purchases unutilized land and buildings from landowners and sells to developers for redevelopment, and purchases small adjacent individual lots in bulk and sells to developers as large lots for development on a larger scale, real estate leasing and brokerage. The Company’s operations are conducted in Japan.